Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Subscription receivables	Accumulated losses	Accumulated other comprehensive loss	Total
Balance as beginning at Jun. 30, 2023		$ 16,020	[1]	$ 7,241,687	$ (16,020)	$ (3,814,954)	$ (25,494)	$ 3,401,239
Balance as beginning (in Shares) at Jun. 30, 2023	[1]	16,020,000
Foreign currency translation adjustment			[1]				13,628	13,628
Net income			[1]			1,044,892		1,044,892
Balance as ending at Jun. 30, 2024		$ 16,020	[1]	7,241,687	(16,020)	(2,770,062)	(11,866)	4,459,759
Balance as ending (in Shares) at Jun. 30, 2024	[1]	16,020,000
Foreign currency translation adjustment			[1]				(22,431)	(22,431)
Net income			[1]			1,432,402		1,432,402
Accretion on Redeemable Ordinary Shares			[1]	(39,559)				(39,559)
Balance as ending at Jun. 30, 2025		$ 16,020	[1]	$ 7,202,128	$ (16,020)	$ (1,337,660)	$ (34,297)	$ 5,830,171
Balance as ending (in Shares) at Jun. 30, 2025	[1]	16,020,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).